Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 5,658	$ 28,728,912	$ (29,344,819)	$ (610,249)
Balance, shares at Dec. 31, 2023	5,658,123
Shares issued pursuant to settlement of payables	$ 1,495	592,175		593,670
Shares issued pursuant to settlement of payables, shares	1,495,390
Issuance of common stock pursuant to private placement	$ 2,632	2,497,368		2,500,000
Issuance of common stock pursuant to private placement, shares	2,631,543
Offering costs		(27,394)		(27,394)
Stock Based Compensation		619,867		619,867
Net loss			(793,749)	(793,749)
Warrants issued in acquisition of intangibles
Ending balance, value at Dec. 31, 2024	$ 9,785	32,410,928	(30,138,568)	2,282,145
Balance, shares at Dec. 31, 2024	9,785,056
Stock Based Compensation		1,440,777		1,440,777
Net loss			(1,665,246)	(1,665,246)
Ending balance, value at Mar. 31, 2025	$ 9,785	33,851,705	(31,803,814)	2,057,676
Balance, shares at Mar. 31, 2025	9,785,056
Beginning balance, value at Dec. 31, 2024	$ 9,785	32,410,928	(30,138,568)	2,282,145
Balance, shares at Dec. 31, 2024	9,785,056
Stock Based Compensation		7,232,145		7,232,145
Net loss			(9,491,534)	(9,491,534)
Warrants issued in acquisition of intangibles		283,287		283,287
Ending balance, value at Dec. 31, 2025	$ 9,785	39,926,360	(39,630,102)	306,043
Balance, shares at Dec. 31, 2025	9,785,056
Stock Based Compensation		981,455		981,455
Net loss			(2,510,314)	(2,510,314)
Shares issued for cash	$ 130	649,870		650,000
Shares issued for cash, shares	130,000
Conversion of note payable to common stock	$ 19	8,560		8,579
Conversion of note payable to common stock, shares	19,223
Exercise of warrants	$ 2,749	(2,749)
Exercise of warrants, shares	2,784,971
Ending balance, value at Mar. 31, 2026	$ 12,683	$ 41,563,496	$ (42,140,416)	$ (564,237)
Balance, shares at Mar. 31, 2026	12,683,250